Financial Risk Management and Fair Values of Financial Instruments - Disclosure of Exposure to Credit Risk and Expected Credit Losses for Air Ticket Receivables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Loss allowance	¥ (1)	¥ 164	¥ 13
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Loss allowance	¥ 39	¥ 43	¥ 36
Trade receivables [member] | Within 3 month [member]
Disclosure of credit risk exposure [line items]
Expected loss rates %	0.01%	0.01%
Trade receivables [member] | More than 3 month but less than 1 year [member]
Disclosure of credit risk exposure [line items]
Expected loss rates %	50.00%	50.00%
Trade receivables [member] | After 1 year but within 2 years [member]
Disclosure of credit risk exposure [line items]
Expected loss rates %	100.00%	100.00%
Trade receivables [member] | More than 2 years but less than 3 years [member]
Disclosure of credit risk exposure [line items]
Expected loss rates %	100.00%	100.00%
Trade receivables [member] | More than 3 years [member]
Disclosure of credit risk exposure [line items]
Expected loss rates %	100.00%	100.00%
Gross carrying amount [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	¥ 1,835	¥ 1,492
Gross carrying amount [member] | Trade receivables [member] | Within 3 month [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	1,811	1,461
Gross carrying amount [member] | Trade receivables [member] | More than 3 month but less than 1 year [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	5	7
Gross carrying amount [member] | Trade receivables [member] | After 1 year but within 2 years [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	1	6
Gross carrying amount [member] | Trade receivables [member] | More than 2 years but less than 3 years [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	3	5
Gross carrying amount [member] | Trade receivables [member] | More than 3 years [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	15	13
Loss allowance [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Loss allowance	22	28
Loss allowance [member] | Trade receivables [member] | Within 3 month [member]
Disclosure of credit risk exposure [line items]
Loss allowance
Loss allowance [member] | Trade receivables [member] | More than 3 month but less than 1 year [member]
Disclosure of credit risk exposure [line items]
Loss allowance	3	4
Loss allowance [member] | Trade receivables [member] | After 1 year but within 2 years [member]
Disclosure of credit risk exposure [line items]
Loss allowance	1	6
Loss allowance [member] | Trade receivables [member] | More than 2 years but less than 3 years [member]
Disclosure of credit risk exposure [line items]
Loss allowance	3	5
Loss allowance [member] | Trade receivables [member] | More than 3 years [member]
Disclosure of credit risk exposure [line items]
Loss allowance	¥ 15	¥ 13